8. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of continuity of finder's options

The continuity of finder’s options for the year ended December 31, 2023 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
August 28, 2023	$0.075	412,500	-	-	(412,500)	-
Outstanding		412,500	-	-	(412,500)	-
Weighted average exercise price		$0.075	$Nil	$Nil	$0.075	$Nil

As of December 31, 2023, the weighted average contractual remaining life is Nil years (December 31, 2022 – 0.66 years).

The continuity of finder’s options for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
August 28, 2023	$0.075	-	412,500	-	-	412,500
Outstanding		-	412,500	-	-	412,500
Weighted average exercise price		$Nil	$0.075	$Nil	$Nil	$0.075